Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of August 2015

Collection Period Start	1-Aug-15	Distribution Date	15-Sep-15
Collection Period End	31-Aug-15	30/360 Days	30
Beg. of Interest Period	17-Aug-15	Actual/360 Days	29
End of Interest Period	15-Sep-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	861,406,849.43	845,708,826.37	0.9471937
Total Securities		892,857,285.72	861,406,849.43	845,708,826.37	0.9471937
Class A-1 Notes	0.400000%	91,000,000.00	59,549,563.71	43,851,540.65	0.4818851
Class A-2a Notes	0.990000%	135,000,000.00	135,000,000.00	135,000,000.00	1.0000000
Class A-2b Notes	0.547600%	197,000,000.00	197,000,000.00	197,000,000.00	1.0000000
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	252,000,000.00	1.0000000
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,698,023.06	19,188.19	172.5057479	0.2108592
Class A-2a Notes	0.00	111,375.00	0.0000000	0.8250000
Class A-2b Notes	0.00	86,901.08	0.0000000	0.4411222
Class A-3 Notes	0.00	294,000.00	0.0000000	1.1666667
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	15,698,023.06	610,214.27

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,944,247.26
Monthly Interest				3,482,438.33
Total Monthly Payments				14,426,685.59

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				445,158.98
Aggregate Sales Proceeds Advance				1,078,342.83
Total Advances				1,523,501.81

Vehicle Disposition Proceeds:
Reallocation Payments				1,085,675.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,233,202.33
Excess Wear and Tear and Excess Mileage				6,485.45
Remaining Payoffs				0.00
Net Insurance Proceeds				729,971.68
Residual Value Surplus				24,644.81
Total Collections				22,030,166.67

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	950,868.00			55
Involuntary Repossession	15,052.00			1
Voluntary Repossession	119,755.00			7
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		716,815.04		37
Customer Payoff			15,976.95	1
Grounding Dealer Payoff			3,012,961.43	134
Dealer Purchase			1,085,701.94	48
Total	1,085,675.00	716,815.04	4,114,640.32	283

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of August 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,148	1,026,453,601.70	7.00000%	861,406,849.43
Total Depreciation Received		(13,101,487.65)		(9,887,830.96)
Principal Amount of Gross Losses	(46)	(1,034,488.04)		(882,344.98)
Repurchase / Reallocation	-	-		-
Early Terminations	(7)	(149,453.88)		(119,211.50)
Scheduled Terminations	(258)	(5,547,314.79)		(4,808,635.62)
Pool Balance - End of Period	43,837	1,006,620,857.34		845,708,826.37

Remaining Pool Balance
Lease Payment				313,191,558.95
Residual Value				532,517,267.42
Total				845,708,826.37

III. DISTRIBUTIONS

Total Collections					22,030,166.67
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					22,030,166.67

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					305,172.06
3. Reimbursement of Sales Proceeds Advance					612,065.27
4. Servicing Fee:
Servicing Fee Due					717,839.04
Servicing Fee Paid					717,839.04
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,635,076.37

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					19,188.19

Class A-1 Notes Monthly Interest Paid					19,188.19
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					111,375.00

Class A-2 Notes Monthly Interest Paid					111,375.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					86,901.08

Class A-2 Notes Monthly Interest Paid					86,901.08
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					294,000.00

Class A-3 Notes Monthly Interest Paid					294,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of August 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	610,214.27
Total Note and Certificate Monthly Interest Paid	610,214.27
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	19,784,876.03

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	15,698,023.06

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	15,698,023.06
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,086,852.97

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of August 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,286.43
Required Reserve Account Amount		13,392,859.29
Beginning Reserve Account Balance		13,392,859.29
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,392,859.29
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,086,852.97
Gross Reserve Account Balance		17,479,712.26
Remaining Available Collections Released to Seller		4,086,852.97
Total Ending Reserve Account Balance		13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity		22.11
Monthly Prepayment Speed		47%
Lifetime Prepayment Speed		48%

	$	units
Recoveries of Defaulted and Casualty Receivables	868,007.46
Securitization Value of Gross Losses and Casualty Receivables	882,344.98	46
Aggregate Defaulted and Casualty Gain (Loss)	(14,337.52)
Pool Balance at Beginning of Collection Period	861,406,849.43
Net Loss Ratio	-0.0017%

Cumulative Net Losses for all Periods	-0.0054%	(48,164.89)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,525,849.11	180
61-90 Days Delinquent	796,880.08	39
91-120+ Days Delinquent	155,144.23	8
Total Delinquent Receivables:	4,477,873.42	227
60+ Days Delinquencies as Percentage of Receivables	0.11%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	950,868.00	55
Securitization Value	1,010,000.66
Aggregate Residual Gain (Loss)	(59,132.66)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,632,520.08	99
Cumulative Securitization Value	1,807,659.18
Cumulative Residual Gain (Loss)	(175,139.10)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,082,160.99
Reimbursement of Outstanding Advance		612,065.27
Additional Advances for current period		1,078,342.83
Ending Balance of Residual Advance		1,548,438.55

Beginning Balance of Payment Advance		934,305.89
Reimbursement of Outstanding Payment Advance		305,172.06
Additional Payment Advances for current period		445,158.98
Ending Balance of Payment Advance		1,074,292.81

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of August 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No